Earnings Per Share - Schedule of Earnings Per Share (Detail) - SEK (kr) kr / shares in Units, shares in Millions, kr in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic
Net income (loss) attributable to owners of the Parent Company (SEK million)		kr 2,223	kr (6,530)	kr (32,576)
Average number of shares, basic (million)		3,306	3,291	3,277
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	[1]	kr 0.67	kr (1.98)	kr (9.94)
Diluted
Net income (loss) attributable to owners of the Parent Company (SEK million)		kr 2,223	kr (6,530)	kr (32,576)
Average number of shares, basic (million)		3,306	3,291	3,277
Dilutive effect for stock purchase (millions)		14
Average number of shares outstanding, diluted (millions)		3,320	3,291	3,277
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	[1]	kr 0.67	kr (1.98)	kr (9.94)

[1]	Based on Net income (loss) attributable to owners of the Parent Company.